UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

  /s/ Daniel Bender     McLean, VA     February 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $11,117 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLETE INC                     COM NEW          018522300      313     8406 SH       SOLE                     8406        0        0
CISCO SYS INC                  COM              17275r102      248    12254 SH       SOLE                    12254        0        0
DOLAN CO                       COM              25659p402      269    19359 SH       SOLE                    19359        0        0
EXELON CORP                    COM              30161n101      474    11373 SH       SOLE                    11373        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054k103      495    56502 SH       SOLE                    56502        0        0
FIRSTENERGY CORP               COM              337932107      425    11472 SH       SOLE                    11472        0        0
GOOGLE INC                     CL A             38259p508      264      445 SH       SOLE                      445        0        0
KEYCORP NEW                    COM              493267108      527    59507 SH       SOLE                    59507        0        0
MICROSOFT CORP                 COM              594918104      412    14768 SH       SOLE                    14768        0        0
O REILLY AUTOMOTIVE INC        COM              686091109      443     7324 SH       SOLE                     7324        0        0
REACHLOCAL INC                 COM              75525f104      595    29874 SH       SOLE                    29874        0        0
STATE STR CORP                 COM              857477103      460     9930 SH       SOLE                     9930        0        0
STERLING CONSTRUCTION CO INC   COM              859241101     5509   422492 SH       SOLE                   422492        0        0
UNITRIN INC                    COM              913275103      272    11084 SH       SOLE                    11084        0        0
ZIONS BANCORPORATION           COM              989701107      411    16967 SH       SOLE                    16967        0        0